Capital Stock - Summary of Warrants Outstanding (Details) (10-Q)			6 Months Ended	12 Months Ended
	Sep. 03, 2014 USD ($)	Sep. 03, 2014 CAD	Sep. 30, 2016 CAD	Mar. 31, 2016 CAD	Sep. 30, 2016 $ / shares	Sep. 30, 2016 CAD CAD / shares shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD CAD / shares shares
Number of warrants								625,000
Warrants [Member]
Number of warrants						359,700		709,583
Exercisable warrants						34,700		384,583
Weighted average exercise price | CAD / shares						CAD 0.20		CAD 1.06
Grant date fair value equity | CAD						CAD 16,110		CAD 190,198
Fair Value at September 30, 2016 of Vested Warrants - Liability | CAD		CAD 1,967,550		CAD 27,479
USD [Member] | Warrants [Member]
Fair Value at September 30, 2016 of Vested Warrants - Liability | $	$ 1,500,000
June 6, 2017 [Member]
Number of warrants						22,500		22,500
Exercisable warrants						22,500		22,500
Weighted average exercise price | CAD / shares						CAD 1.12		CAD 1.12
Grant date fair value equity | CAD						CAD 16,110		CAD 16,110
Fair Value at September 30, 2016 of Vested Warrants - Liability | CAD
April 1, 2017 [Member]
Number of warrants						325,000		369,500
Exercisable warrants								44,500
Weighted average exercise price | CAD / shares						CAD 0.052		CAD (0.052)
Grant date fair value equity | CAD
Fair Value at September 30, 2016 of Vested Warrants - Liability | CAD				26,744
April 1, 2017 [Member] | USD [Member]
Weighted average exercise price | $ / shares					$ 0.04		$ 0.04
October 22, 2016 [Member]
Number of warrants						3,350		3,350
Exercisable warrants						3,350		3,350
Weighted average exercise price | CAD / shares						CAD 1.97		CAD (1.95)
Grant date fair value equity | CAD
Fair Value at September 30, 2016 of Vested Warrants - Liability | CAD				60
October 22, 2016 [Member] | USD [Member]
Weighted average exercise price | $ / shares					1.50		1.50
November 30, 2016 [Member]
Number of warrants						8,850		8,850
Exercisable warrants						8,850		8,850
Weighted average exercise price | CAD / shares						CAD 2.62		CAD (2.59)
Grant date fair value equity | CAD
Fair Value at September 30, 2016 of Vested Warrants - Liability | CAD				CAD 675
November 30, 2016 [Member] | USD [Member]
Weighted average exercise price | $ / shares					$ 2.00		$ 2.00